MINERAL PROPERTY INTERESTS (Details Narrative)	12 Months Ended
Dec. 31, 2018
InvestmentPropertyExplanatoryLineItems [Line Items]
Mineral property expire date	Dec. 25, 2019
Extra High Claims
InvestmentPropertyExplanatoryLineItems [Line Items]
Percentage of holding	33.00%